COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	12 Months Ended
Mar. 31, 2014 D
Commitments And Contingencies 1	3
Commitments And Contingencies 2	$ 2,085
Commitments And Contingencies 3	8.00%
Commitments And Contingencies 4	7.00%
Commitments And Contingencies 5	30
Commitments And Contingencies 6	4
Commitments And Contingencies 7	$ 870